RELATED PARTY TRANSACTIONS - Due From Related Parties (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Other receivable	$ 717,836	$ 198,611
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Other receivable	$ 717,836	$ 198,611